Document and Entity Information	Mar. 16, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2022
Entity Registrant Name	Gelesis Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39362
Entity Tax Identification Number	84-4730610
Entity Address, Address Line One	501 Boylston Street
Entity Address, Address Line Two	Suite 6102
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	456-4718
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001805087
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GLS
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	GLS WS
Security Exchange Name	NYSE